Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
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Schedule of Revenue Sources, Health Care Organization

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Service	$127,256	$124,547	$365,511	$373,679
Recyclable Commodity	21,952	11,264	54,251	36,698
	$149,208	$135,811	$419,762	$410,377

	December 31,
	2020	2019
Service	$490,122	$471,200
Recyclable Commodity	49,251	38,197
	$539,373	$509,397